Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Deferred tax assets, Employee benefits	$ 119,434	$ 92,983
Deferred tax assets, Legal matters	30,683	68,398
Deferred tax assets, Accounts receivable allowances	120,718	101,342
Deferred tax assets, Inventories	31,791	30,004
Deferred tax assets, Other reserves	15,882	28,230
Deferred tax assets, Tax credits	14,676	17,707
Deferred tax assets, Net operating losses carryforward	293,251	258,482
Deferred tax assets, Intangible assets	62,584	49,151
Deferred tax assets, Capital loss carryforward	18,645	19,324
Deferred tax assets, Convertible debt	40,549	30,072
Deferred tax assets, Other	82,201	133,959
Total deferred tax assets, gross	830,414	829,652
Less: Valuation allowance	(249,382)	(231,436)
Total deferred tax assets	581,032	598,216
Deferred tax liabilities:
Deferred tax liabilities, Plant and equipment	103,222	110,392
Deferred tax liabilities, Intangibles	371,880	514,203
Deferred tax liabilities, Other	64,469	41,476
Total deferred tax liabilities	539,571	666,071
Deferred tax assets (liabilities), net	$ 41,461	$ (67,855)